Credit Risk - Summary of Exposures to Credit Risk in Business Segments (Detail) - Credit Risk [member]	12 Months Ended
Dec. 31, 2017
Retail Banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Residential mortgages, business banking, consumer (auto) finance and other unsecured lending (personal loans, credit cards, and overdrafts). We provide these to individuals and small businesses.
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance. We provide these to SMEs and mid corporates, as well as Commercial Real Estate customers and Social Housing associations.
Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Loans, treasury products, and treasury markets activities.We provide these to large corporates, and financial institutions, as well as sovereigns and other international organisations.
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	Asset and liability management of our balance sheet, as well as our non-core and Legacy Portfolios being run down. Exposures include sovereign and other international organisation assets that we hold for liquidity.